Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000098721
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000098722
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000028852
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000028853
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000028862
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000028863
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000028828
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000028829
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000028830
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000028831
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000028836
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000028837
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000028838
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000028839
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000028860
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000028861
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
Without Sales Load [Member] | C000098721
Average Annual Return [Line Items]
Average Annual Return, Percent	13.54%	5.02%	5.52%
Without Sales Load [Member] | C000098722
Average Annual Return [Line Items]
Average Annual Return, Percent	13.21%	4.74%	5.25%
Without Sales Load [Member] | C000028852
Average Annual Return [Line Items]
Average Annual Return, Percent	17.71%	5.94%	7.01%
Without Sales Load [Member] | C000028853
Average Annual Return [Line Items]
Average Annual Return, Percent	17.36%	5.64%	6.74%
Without Sales Load [Member] | C000028862
Average Annual Return [Line Items]
Average Annual Return, Percent	10.47%	11.42%	10.57%
Without Sales Load [Member] | C000028863
Average Annual Return [Line Items]
Average Annual Return, Percent	10.20%	11.15%	10.30%
Without Sales Load [Member] | C000028828
Average Annual Return [Line Items]
Average Annual Return, Percent	41.70%	10.47%	6.64%
Without Sales Load [Member] | C000028829
Average Annual Return [Line Items]
Average Annual Return, Percent	41.27%	10.19%	6.37%
Without Sales Load [Member] | C000028830
Average Annual Return [Line Items]
Average Annual Return, Percent	13.13%	12.04%	16.17%
Without Sales Load [Member] | C000028831
Average Annual Return [Line Items]
Average Annual Return, Percent	12.85%	11.76%	15.88%
Without Sales Load [Member] | C000028836
Average Annual Return [Line Items]
Average Annual Return, Percent	4.80%	(0.44%)	11.26%
Without Sales Load [Member] | C000028837
Average Annual Return [Line Items]
Average Annual Return, Percent	4.45%	(0.69%)	10.99%
Without Sales Load [Member] | C000028838
Average Annual Return [Line Items]
Average Annual Return, Percent	2.89%	8.75%	8.55%
Without Sales Load [Member] | C000028839
Average Annual Return [Line Items]
Average Annual Return, Percent	2.64%	8.48%	8.27%
Without Sales Load [Member] | C000028860
Average Annual Return [Line Items]
Average Annual Return, Percent	6.32%	3.28%	10.08%
Without Sales Load [Member] | C000028861
Average Annual Return [Line Items]
Average Annual Return, Percent	6.02%	3.02%	9.80%
AllianceBernstein Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (net)
Average Annual Return, Percent	21.09%	12.15%	12.17%
AllianceBernstein Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (net)
Average Annual Return, Percent	21.09%	12.15%	12.17%
AllianceBernstein Index: MSCI ACWI Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (net)
Average Annual Return, Percent	22.34%	11.19%	11.72%
AllianceBernstein Index: MSCI ACWI Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (net)
Average Annual Return, Percent	22.34%	11.19%	11.72%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
AllianceBernstein Index: MSCI EAFE Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net)
Average Annual Return, Percent	31.22%	8.92%	8.18%
AllianceBernstein Index: MSCI EAFE Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net)
Average Annual Return, Percent	31.22%	8.92%	8.18%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
AllianceBernstein Index: MSCI ACWI Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (net)
Average Annual Return, Percent	22.34%	11.19%	11.72%
AllianceBernstein Index: MSCI ACWI Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (net)
Average Annual Return, Percent	22.34%	11.19%	11.72%
AllianceBernstein Index: Blended Benchmark: 60% MSCI World Index/ 40% Bloomberg US Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark: 60% MSCI World Index/ 40% Bloomberg US Treasury Index
Average Annual Return, Percent	15.10%	6.89%	8.00%
AllianceBernstein Index: Bloomberg US Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Index
Average Annual Return, Percent	6.32%	(0.99%)	1.36%
AllianceBernstein Index: Blended Benchmark: 60% MSCI World Index/ 40% Bloomberg US Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark: 60% MSCI World Index/ 40% Bloomberg US Treasury Index
Average Annual Return, Percent	15.10%	6.89%	8.00%
AllianceBernstein Index: Bloomberg US Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Index
Average Annual Return, Percent	6.32%	(0.99%)	1.36%
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
AllianceBernstein Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	15.91%	11.33%	10.53%
AllianceBernstein Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	15.91%	11.33%	10.53%
AllianceBernstein Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	18.56%	15.32%	18.13%
AllianceBernstein Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	18.56%	15.32%	18.13%
AllianceBernstein Index: Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	13.01%	3.18%	9.57%
AllianceBernstein Index: Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	13.01%	3.18%	9.57%
AllianceBernstein Index: Russell 2500 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Value Index
Average Annual Return, Percent	12.73%	10.02%	9.72%
AllianceBernstein Index: Russell 2500 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Value Index
Average Annual Return, Percent	12.73%	10.02%	9.72%